Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0000888491
Registrant Name	OMEGA HEALTHCARE INVESTORS INC
Registration File Number	333-277916
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES